NET (LOSS) INCOME PER SHARE	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Net (loss) income per share:
NET (LOSS) INCOME PER SHARE

NOTE 14 - NET (LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for the respective years:

	Three Months ended September 30,
	2025	2024

Net (loss) income	$(919,555)	$354,715
Less: Net (loss) income attributable to non-controlling interest	-	-
Net (loss) income attributable to Verde Resources, Inc. shareholders	$(919,555)	$354,715

Weighted average common shares outstanding:
- Basic	1,259,653,672	1,219,578,036
- Diluted	1,259,653,672	1,224,504,665

Net (loss) income per share:
- Basic	$(0.00)	$0.00
- Diluted	$(0.00)	$0.00

# less than $0.005

For the three months ended September 30, 2025, diluted weighted-average common shares outstanding is equal to basic weighted-average common shares, due to the Company’s net loss position. Hence, no common stock equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive.

The denominator used in the computation of basic net (loss) income per share is as follows:

	Three Months ended September 30,
	2025	2024

Weighted average common shares outstanding	1,264,931,163	1,222,817,065
Less: weighted average non-vested shares	(5,277,491)	(3,239,029)
Weighted average of common shares-basic	1,259,653,672	1,219,578,036

The denominator used in the computation of diluted net (loss) income per share is as follows:

	Three Months ended September 30,
	2025	2024

Weighted average of common shares- basic	1,259,653,672	1,219,578,036
Add: Dilutive shares	-	4,926,629
Weighted average of common shares- diluted	1,259,653,672	1,224,504,665

NOTE 16 - NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for the respective years:

	Years ended June 30,
	2025	2024

Net loss	$(4,782,977)	$(3,187,774)
Less: Net loss attributable to non-controlling interest	36	-
Net loss attributable to Verde Resources, Inc. shareholders	$(4,783,013)	$(3,187,774)

Weighted average common shares outstanding:
- Basic	1,237,480,587	1,185,900,492
- Diluted	1,237,480,587	1,185,900,492

Net loss per share:
- Basic	$(0.00)	$(0.00)
- Diluted	$(0.00)	$(0.00)

# less than $0.005

For the years ended June 30, 2025, and 2024, diluted weighted-average common shares outstanding is equal to basic weighted-average common shares, due to the Company’s net loss position. Hence, no common stock equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive.

The denominator used in the computation of basic and diluted net (loss) income per share is as follows:

	Years ended June 30,
	2025	2024

Weighted average common shares outstanding	1,242,092,192	1,187,606,780
Less: weighted average non-vested shares	(4,611,605)	(1,706,288)
Weighted average of common shares-basic and diluted	1,237,480,587	1,185,900,492